Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2017	$ 125,890	$ 805,637	$ (8,589)		$ (5,154,387)		$ (4,231,449)
Balance, shares at Mar. 31, 2017	125,889,455
Foreign currency translation adjustment				(2,483)			(2,483)
Common stock issued for cash	$ 267,128	2,228,260					2,495,388
Common stock issued for cash, shares	267,127,500
Common stock issued for license agreement	$ 80,000	2,176,000					2,256,000
Common stock issued for license agreement, shares	80,000,000
Common stock issued for services	$ 94,375	6,632,860					6,727,235
Common stock issued for services, shares	94,375,333
Common stock issued in settlement of debt	$ 239,576	5,377,558					5,617,134
Common stock issued in settlement of debt, shares	239,575,884
Wealth Generators reverse acquisition	$ 1,358,670	(804,759)					553,911
Wealth Generators reverse acquisition, shares	1,358,670,942
Offering costs	$ 4,273	(269,273)					(265,000)
Offering costs, shares	4,273,504
Common stock cancelled	$ (250)	250
Common stock cancelled, shares	(250,000)
Cancellation of treasury stock	$ (1)	(8,588)	8,589
Cancellation of treasury stock, shares	(1,300)
Net income (loss)					(14,931,560)	18,544	(14,913,016)
Balance at Mar. 31, 2018	$ 2,169,661	16,137,945		(2,483)	(20,085,947)	18,544	(1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Foreign currency translation adjustment				3,618			3,618
Net income (loss)					(1,375,113)	(16,224)	(1,391,337)
Balance at Jun. 30, 2018	$ 2,169,661	16,137,945		1,135	(21,461,060)	2,320	(3,149,999)
Balance, shares at Jun. 30, 2018	2,169,661,318
Balance at Mar. 31, 2018	$ 2,169,661	16,137,945		(2,483)	(20,085,947)	18,544	(1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Net income (loss)							(1,010,697)
Balance at Dec. 31, 2018	$ 2,213,661	17,112,945		4,728	(21,091,245)	13,145	(1,746,766)
Balance, shares at Dec. 31, 2018	2,213,661,318
Balance at Mar. 31, 2018	$ 2,169,661	16,137,945		(2,483)	(20,085,947)	18,544	(1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Foreign currency translation adjustment				3,846			3,846
Common stock issued for acquisition	$ 50,000	750,000					800,000
Common stock issued for acquisition, shares	50,000,000
Common stock issued for services and compensation	$ 402,000	6,385,600					6,787,600
Common stock issued for services and compensation, shares	402,000,000
Common stock repurchase	$ (7,000)	(84,000)					(91,000)
Common stock repurchase, shares	(7,000,000)
Common stock issued as commitment fees	$ 22,500	47,372					69,872
Common stock issued as commitment fees, shares	22,500,000
Offering costs	$ 3,000	522,000					525,000
Offering costs, shares	3,000,000
Net income (loss)					(5,011,036)	32,941	(4,978,095)
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917		1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Balance at Jun. 30, 2018	$ 2,169,661	16,137,945		1,135	(21,461,060)	2,320	(3,149,999)
Balance, shares at Jun. 30, 2018	2,169,661,318
Foreign currency translation adjustment				123			123
Common stock issued for acquisition	$ 50,000	1,050,000					1,100,000
Common stock issued for acquisition, shares	50,000,000
Common stock issued for services and compensation	$ 1,000	9,000					10,000
Common stock issued for services and compensation, shares	1,000,000
Common stock repurchase	$ (7,000)	(84,000)					(91,000)
Common stock repurchase, shares	(7,000,000)
Net income (loss)					849,791	(16,788)	833,003
Balance at Sep. 30, 2018	$ 2,213,661	17,112,945		1,258	(20,611,269)	(14,468)	(1,297,873)
Balance, shares at Sep. 30, 2018	2,213,661,318
Foreign currency translation adjustment				3,470			3,470
Net income (loss)					(479,976)	27,613	(452,363)
Balance at Dec. 31, 2018	$ 2,213,661	17,112,945		4,728	(21,091,245)	13,145	(1,746,766)
Balance, shares at Dec. 31, 2018	2,213,661,318
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917		1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Foreign currency translation adjustment				(18,975)			(18,975)
Common stock issued for cash	$ 39,216	285,784					325,000
Common stock issued for cash, shares	39,215,648
Offering costs		101,387					101,387
Deconsolidation of Kuvera LATAM						(51,485)	(51,485)
Net income (loss)					(3,005,955)		(3,005,955)
Balance at Jun. 30, 2019	$ 2,679,377	24,146,088		(17,612)	(28,102,938)		(1,295,085)
Balance, shares at Jun. 30, 2019	2,679,376,966
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917		1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Common stock issued for cash							$ 825,000
Common stock issued for cash, shares							59,215,648
Common stock issued for services							$ 3,865,500
Common stock issued for services, shares							241,000,000
Net income (loss)							$ (8,587,449)
Balance at Dec. 31, 2019	$ 3,003,490	24,618,312		3,430	(33,684,432)		6,059,200
Balance, shares at Dec. 31, 2019	3,003,490,408
Balance at Jun. 30, 2019	$ 2,679,377	24,146,088		(17,612)	(28,102,938)		(1,295,085)
Balance, shares at Jun. 30, 2019	2,679,376,966
Foreign currency translation adjustment				(1,585)			(1,585)
Common stock issued for services and compensation	$ 241,000	1,274,915					1,515,915
Common stock issued for services and compensation, shares	241,000,000
Common stock repurchase	$ (5)	(97)					(102)
Common stock repurchase, shares	(5,150)
Common stock issued for cash	$ 13,000	312,000					325,000
Common stock issued for cash, shares	13,000,000
Common stock cancelled	$ (222,500)	(3,157,500)					(3,380,000)
Common stock cancelled, shares	(222,500,000)
Beneficial conversion feature		1,000,000					1,000,000
Net income (loss)					(1,753,566)		(1,753,566)
Balance at Sep. 30, 2019	$ 2,710,872	23,575,406		(19,197)	(29,856,504)		(3,589,423)
Balance, shares at Sep. 30, 2019	2,710,871,816
Foreign currency translation adjustment				22,627			22,627
Common stock issued for services and compensation	$ 285,618	874,906					1,160,524
Common stock issued for services and compensation, shares	285,618,592
Common stock issued for cash	$ 7,000	168,000					175,000
Common stock issued for cash, shares	7,000,000
Net income (loss)					(3,827,928)		(3,827,928)
Balance at Dec. 31, 2019	$ 3,003,490	$ 24,618,312		$ 3,430	$ (33,684,432)		$ 6,059,200
Balance, shares at Dec. 31, 2019	3,003,490,408